Right-of-use Assets - Summary of right-of-use Assets (Details) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Right-of-use assets
Beginning balance	€ 131,597
Additions	3,516
Disposals	(1,356)
Depreciation	(15,715)
Reversal of impairment losses	100
Contract modifications	2,120
Net foreign exchange differences	(8,226)
Ending balance	112,036
Real estates
Right-of-use assets
Beginning balance	130,699
Additions	3,177
Disposals	(1,356)
Depreciation	(15,518)
Reversal of impairment losses	100
Contract modifications	2,120
Net foreign exchange differences	(8,202)
Ending balance	111,020
Other
Right-of-use assets
Beginning balance	898
Additions	339
Depreciation	(197)
Net foreign exchange differences	(24)
Ending balance	€ 1,016